Nuveen Equity Long/Short Fund
Portfolio of Investments    May 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 120.8%
	COMMON STOCKS – 120.8%
	Air Freight & Logistics – 2.1%
23,700	CH Robinson Worldwide Inc	$1,922,781
25,200	XPO Logistics Inc, (2)	1,986,012
	Total Air Freight & Logistics	3,908,793
	Banks – 2.1%
7,500	JPMorgan Chase & Co	729,825
25,500	Popular Inc	1,006,995
87,000	Sterling Bancorp/DE	1,070,100
28,000	Western Alliance Bancorp	1,068,200
	Total Banks	3,875,120
	Beverages – 0.5%
25,200	Molson Coors Beverage Co, (2)	956,592
	Biotechnology – 8.9%
30,200	AbbVie Inc	2,798,634
16,800	Alexion Pharmaceuticals Inc, (2)	2,014,320
11,300	Amgen Inc	2,595,610
6,900	Biogen Inc, (2)	2,118,921
29,300	Gilead Sciences Inc	2,280,419
18,000	United Therapeutics Corp, (2)	2,123,100
8,500	Vertex Pharmaceuticals Inc, (2)	2,447,660
	Total Biotechnology	16,378,664
	Building Products – 0.8%
28,500	Owens Corning	1,496,250
	Capital Markets – 4.5%
27,000	LPL Financial Holdings Inc	1,927,530
51,500	Morgan Stanley	2,276,300
26,000	Northern Trust Corp	2,054,260
35,200	State Street Corp	2,145,792
	Total Capital Markets	8,403,882
	Commercial Services & Supplies – 1.7%
166,000	ADT Inc	1,175,280
7,600	Cintas Corp	1,884,496
	Total Commercial Services & Supplies	3,059,776

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Construction & Engineering – 2.0%
53,000	AECOM, (2)	$2,054,810
44,400	Quanta Services Inc	1,639,692
	Total Construction & Engineering	3,694,502
	Construction Materials – 1.1%
30,000	Eagle Materials Inc, (2)	2,002,800
	Containers & Packaging – 1.1%
45,300	Berry Global Group Inc, (2)	2,034,423
	Diversified Consumer Services – 1.7%
47,000	frontdoor Inc, (2)	2,145,550
60,500	H&R Block Inc	1,028,500
	Total Diversified Consumer Services	3,174,050
	Electric Utilities – 0.9%
25,800	Evergy Inc	1,591,602
	Electrical Equipment – 1.8%
11,900	Hubbell Inc	1,456,798
23,000	Regal Beloit Corp	1,829,420
	Total Electrical Equipment	3,286,218
	Electronic Equipment, Instruments & Components – 1.3%
16,000	Arrow Electronics Inc, (2)	1,105,280
46,000	Jabil Inc	1,376,320
	Total Electronic Equipment, Instruments & Components	2,481,600
	Entertainment – 2.5%
18,500	Electronic Arts Inc, (2)	2,273,280
256,000	Zynga Inc, (2)	2,342,400
	Total Entertainment	4,615,680
	Food & Staples Retailing – 2.3%
7,300	Costco Wholesale Corp	2,251,831
78,000	Sprouts Farmers Market Inc, (2)	1,960,140
	Total Food & Staples Retailing	4,211,971
	Food Products – 0.9%
57,000	Kraft Heinz Co	1,736,790
	Health Care Providers & Services – 7.9%
23,300	AmerisourceBergen Corp	2,221,422
11,900	Cigna Corp	2,348,108
25,200	DaVita Inc, (2)	2,040,192
5,950	Humana Inc	2,443,368
14,000	McKesson Corp	2,221,380

Shares	Description (1)	Value
	Health Care Providers & Services (continued)
11,250	UnitedHealth Group Inc	$3,429,562
	Total Health Care Providers & Services	14,704,032
	Hotels, Restaurants & Leisure – 2.1%
233,000	International Game Technology PLC	1,964,190
58,500	Wyndham Destinations Inc	1,860,300
	Total Hotels, Restaurants & Leisure	3,824,490
	Household Durables – 3.1%
32,500	DR Horton Inc	1,797,250
76,000	Newell Brands Inc	999,400
31,900	Tempur Sealy International Inc, (2)	2,080,837
7,400	Whirlpool Corp	901,468
	Total Household Durables	5,778,955
	Household Products – 1.0%
39,800	Spectrum Brands Holdings Inc	1,883,336
	Independent Power & Renewable Electricity Producers – 1.0%
93,000	Vistra Energy Corp	1,900,920
	Industrial Conglomerates – 0.9%
14,400	Carlisle Cos Inc	1,725,984
	Interactive Media & Services – 5.3%
3,750	Alphabet Inc, (2)	5,375,700
19,700	Facebook Inc, (2)	4,434,273
	Total Interactive Media & Services	9,809,973
	Internet & Direct Marketing Retail – 4.4%
1,465	Amazoncom Inc, (2)	3,578,072
1,375	Booking Holdings Inc, (2)	2,254,203
52,000	eBay Inc	2,368,080
	Total Internet & Direct Marketing Retail	8,200,355
	IT Services – 4.8%
26,200	Booz Allen Hamilton Holding Corp	2,089,712
7,500	CACI International Inc, (2)	1,880,850
20,000	GoDaddy Inc, (2)	1,545,000
11,200	Mastercard Inc	3,369,968
	Total IT Services	8,885,530
	Leisure Products – 1.0%
32,000	Brunswick Corp/DE	1,760,320
	Machinery – 1.8%
134,000	Gates Industrial Corp PLC, (2)	1,346,700

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Machinery (continued)
45,500	Timken Co	$1,935,570
	Total Machinery	3,282,270
	Metals & Mining – 1.1%
20,700	Reliance Steel & Aluminum Co	2,007,900
	Multiline Retail – 1.3%
19,500	Target Corp	2,385,435
	Multi-Utilities – 1.1%
119,000	CenterPoint Energy Inc	2,115,820
	Oil, Gas & Consumable Fuels – 3.2%
229,000	Antero Midstream Corp	1,094,620
284,000	Antero Resources Corp, (2)	849,160
55,000	Continental Resources Inc/OK, (2)	672,650
84,000	EQT Corp, (2)	1,120,560
148,000	Parsley Energy Inc	1,352,720
155,000	WPX Energy Inc, (2)	878,850
	Total Oil, Gas & Consumable Fuels	5,968,560
	Pharmaceuticals – 5.9%
16,700	Eli Lilly and Co	2,554,265
17,100	Jazz Pharmaceuticals PLC, (2)	2,040,372
23,300	Johnson & Johnson	3,465,875
35,400	Merck & Co Inc	2,857,488
	Total Pharmaceuticals	10,918,000
	Professional Services – 0.6%
15,600	ManpowerGroup Inc	1,078,584
	Real Estate Management & Development – 0.4%
16,000	CBRE Group Inc, (2)	703,680
	Road & Rail – 3.1%
13,500	Kansas City Southern	2,032,020
18,000	Landstar System Inc	2,092,680
64,500	Schneider National Inc	1,558,965
	Total Road & Rail	5,683,665
	Semiconductors & Semiconductor Equipment – 4.1%
53,500	Intel Corp	3,366,755
19,000	Qorvo Inc, (2)	1,990,060
27,500	QUALCOMM Inc	2,224,200
	Total Semiconductors & Semiconductor Equipment	7,581,015

Shares	Description (1)	Value
	Software – 16.1%
7,400	Adobe Inc, (2)	$2,860,840
10,900	Autodesk Inc, (2)	2,293,142
12,000	Cadence Design Systems Inc, (2)	1,095,480
14,700	Citrix Systems Inc	2,177,364
92,500	Dropbox Inc, (2)	2,087,725
5,300	Fair Isaac Corp, (2)	2,134,045
14,500	Fortinet Inc, (2)	2,018,400
46,400	Microsoft Corp	8,502,800
103,000	NortonLifeLock Inc	2,346,340
90,000	Nuance Communications Inc, (2)	2,059,200
43,000	Oracle Corp	2,312,110
	Total Software	29,887,446
	Specialty Retail – 5.3%
26,300	Best Buy Co Inc	2,053,767
10,000	Burlington Stores Inc, (2)	2,096,700
13,400	Home Depot Inc	3,329,632
28,200	Williams-Sonoma Inc	2,346,522
	Total Specialty Retail	9,826,621
	Technology Hardware, Storage & Peripherals – 6.2%
25,700	Apple Inc	8,171,058
46,500	Dell Technologies Inc, (2)	2,308,260
67,000	HP Inc	1,014,380
	Total Technology Hardware, Storage & Peripherals	11,493,698
	Textiles, Apparel & Luxury Goods – 1.1%
23,400	Carter's Inc, (2)	2,010,294
	Tobacco – 0.6%
28,000	Altria Group Inc	1,093,400
	Wireless Telecommunication Services – 1.2%
21,700	T-Mobile US Inc, (2)	2,170,868
	Total Long-Term Investments (cost $189,275,281)	223,589,864

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 16.9%
	REPURCHASE AGREEMENTS – 16.9%
$31,286	Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/29/20, repurchase price $31,286,446, collateralized by $29,125,000 U.S. Treasury Notes, 2.000%, due 11/15/26, value $31,915,175	0.000%	6/01/20	$31,286,446
	Total Short-Term Investments (cost $31,286,446)			31,286,446
	Total Investments (cost $220,561,727) – 137.7%			254,876,310

Shares	Description (1)	Value
	COMMON STOCKS SOLD SHORT – (55.4)% (3)
	Aerospace & Defense – (1.1)%
(4,700)	Boeing Co, (2)	$(685,495)
(13,000)	HEICO Corp	(1,309,880)
	Total Aerospace & Defense	(1,995,375)
	Air Freight & Logistics – (0.7)%
(10,000)	FedEx Corp	(1,305,600)
	Automobiles – (0.2)%
(475)	Tesla Inc, (2)	(396,625)
	Banks – (0.6)%
(95,000)	Umpqua Holdings Corp	(1,082,050)
	Biotechnology – (0.5)%
(11,900)	Exact Sciences Corp, (2)	(1,021,972)
	Building Products – (0.7)%
(5,800)	Lennox International Inc	(1,240,272)
	Capital Markets – (0.7)%
(4,050)	FactSet Research Systems Inc	(1,245,415)
	Chemicals – (2.8)%
(4,100)	Air Products and Chemicals Inc	(990,765)
(17,500)	Albemarle Corp	(1,339,100)
(5,300)	International Flavors & Fragrances Inc	(705,907)
(66,000)	Valvoline Inc	(1,211,100)
(19,500)	WR Grace & Co	(1,017,900)
	Total Chemicals	(5,264,772)

Shares	Description (1)	Value
	Commercial Services & Supplies – (2.1)%
(15,100)	Copart Inc, (2)	$(1,349,789)
(29,000)	IAA Inc, (2)	(1,189,000)
(23,100)	Stericycle Inc, (2)	(1,266,573)
	Total Commercial Services & Supplies	(3,805,362)
	Communications Equipment – (0.3)%
(4,100)	Motorola Solutions Inc	(554,853)
	Consumer Finance – (0.7)%
(3,500)	Credit Acceptance Corp, (2)	(1,294,370)
	Containers & Packaging – (1.0)%
(30,000)	Sealed Air Corp	(963,000)
(19,000)	Sonoco Products Co	(984,390)
	Total Containers & Packaging	(1,947,390)
	Diversified Consumer Services – (1.3)%
(10,800)	Bright Horizons Family Solutions Inc, (2)	(1,208,304)
(13,100)	Grand Canyon Education Inc, (2)	(1,278,429)
	Total Diversified Consumer Services	(2,486,733)
	Diversified Telecommunication Services – (0.6)%
(16,000)	GCI Liberty Inc, (2)	(1,107,040)
	Electric Utilities – (2.2)%
(16,100)	Edison International	(935,571)
(12,800)	Eversource Energy	(1,071,360)
(16,500)	Southern Co	(941,655)
(18,000)	Xcel Energy Inc	(1,170,540)
	Total Electric Utilities	(4,119,126)
	Electronic Equipment, Instruments & Components – (1.9)%
(47,500)	Corning Inc	(1,082,525)
(22,500)	FLIR Systems Inc	(1,039,500)
(8,500)	IPG Photonics Corp, (2)	(1,320,900)
	Total Electronic Equipment, Instruments & Components	(3,442,925)
	Entertainment – (1.6)%
(28,000)	Liberty Media Corp-Liberty Formula One, (2)	(970,200)
(7,500)	Madison Square Garden Sports C, (2)	(1,279,725)
(17,000)	World Wrestling Entertainment Inc	(786,590)
	Total Entertainment	(3,036,515)
	Equity Real Estate Investment Trust – (0.6)%
(29,000)	UDR Inc	(1,072,420)

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Food & Staples Retailing – (1.5)%
(24,500)	Grocery Outlet Holding Corp, (2)	$(901,845)
(17,500)	Sysco Corp	(965,300)
(47,000)	US Foods Holding Corp, (2)	(885,625)
	Total Food & Staples Retailing	(2,752,770)
	Food Products – (3.1)%
(33,500)	Archer-Daniels-Midland Co	(1,316,885)
(6,900)	Beyond Meat Inc, (2)	(885,201)
(32,100)	Bunge Ltd	(1,252,542)
(23,800)	Hormel Foods Corp	(1,162,154)
(6,400)	McCormick & Co Inc/MD	(1,121,024)
	Total Food Products	(5,737,806)
	Gas Utilities – (0.4)%
(6,500)	Atmos Energy Corp	(668,070)
	Health Care Equipment & Supplies – (2.9)%
(28,600)	Cantel Medical Corp, (2)	(1,203,488)
(4,900)	ICU Medical Inc, (2)	(978,138)
(1,800)	Intuitive Surgical Inc, (2)	(1,044,054)
(5,300)	Penumbra Inc, (2)	(913,826)
(9,800)	Varian Medical Systems Inc, (2)	(1,189,622)
	Total Health Care Equipment & Supplies	(5,329,128)
	Health Care Technology – (0.7)%
(101,000)	Change Healthcare Inc, (2)	(1,260,480)
	Hotels, Restaurants & Leisure – (2.6)%
(12,500)	Darden Restaurants Inc, (2)	(960,750)
(13,600)	Marriott International Inc/MD, (2)	(1,203,600)
(11,700)	Starbucks Corp	(912,483)
(26,100)	Yum China Holdings Inc, (2)	(1,209,474)
(6,300)	Yum! Brands Inc	(565,299)
	Total Hotels, Restaurants & Leisure	(4,851,606)
	Industrial Conglomerates – (0.3)%
(3,200)	3M Co	(500,608)
	Insurance – (1.1)%
(7,000)	Marsh & McLennan Cos Inc	(741,440)
(21,300)	WR Berkley Corp	(1,234,335)
	Total Insurance	(1,975,775)
	Interactive Media & Services – (0.5)%
(16,000)	Zillow Group Inc, (2)	(927,840)

Shares	Description (1)	Value
	Internet & Direct Marketing Retail – (0.3)%
(9,000)	Grubhub Inc, (2)	$(510,660)
	IT Services – (1.1)%
(22,500)	Alliance Data Systems Corp	(1,042,425)
(11,300)	Square Inc, (2)	(916,204)
	Total IT Services	(1,958,629)
	Leisure Products – (0.5)%
(13,700)	Hasbro Inc	(1,007,087)
	Machinery – (2.0)%
(27,700)	Graco Inc	(1,335,417)
(9,300)	Snap-on Inc	(1,206,117)
(17,700)	Toro Co	(1,257,939)
	Total Machinery	(3,799,473)
	Metals & Mining – (0.3)%
(60,000)	Freeport-McMoRan Inc, (2)	(544,200)
	Multiline Retail – (1.3)%
(11,700)	Dollar Tree Inc, (2)	(1,145,079)
(12,900)	Ollie's Bargain Outlet Holdings Inc, (2)	(1,179,705)
	Total Multiline Retail	(2,324,784)
	Multi-Utilities – (1.9)%
(9,000)	Ameren Corp	(672,570)
(12,700)	Consolidated Edison Inc	(953,262)
(11,500)	Dominion Energy Inc	(977,615)
(7,800)	Sempra Energy	(985,218)
	Total Multi-Utilities	(3,588,665)
	Oil, Gas & Consumable Fuels – (1.6)%
(9,500)	Exxon Mobil Corp	(431,965)
(22,500)	Hess Corp	(1,068,075)
(18,000)	ONEOK Inc	(660,420)
(10,500)	Phillips 66	(821,730)
	Total Oil, Gas & Consumable Fuels	(2,982,190)
	Personal Products – (0.6)%
(5,200)	Estee Lauder Cos Inc, (2)	(1,026,844)
	Pharmaceuticals – (0.7)%
(62,000)	Elanco Animal Health Inc, (2)	(1,327,420)
	Professional Services – (0.5)%
(5,650)	Equifax Inc	(867,614)

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Road & Rail – (1.3)%
(34,000)	Lyft Inc, (2)	$(1,062,840)
(36,000)	Uber Technologies Inc, (2)	(1,307,520)
	Total Road & Rail	(2,370,360)
	Semiconductors & Semiconductor Equipment – (1.3)%
(26,800)	First Solar Inc, (2)	(1,249,416)
(5,900)	Monolithic Power Systems Inc	(1,237,525)
	Total Semiconductors & Semiconductor Equipment	(2,486,941)
	Software – (5.1)%
(22,000)	Anaplan Inc, (2)	(1,010,240)
(11,200)	Elastic NV, (2)	(962,304)
(111,000)	FireEye Inc, (2)	(1,385,280)
(9,500)	New Relic Inc, (2)	(628,425)
(26,000)	Nutanix Inc, (2)	(625,560)
(45,000)	PagerDuty Inc, (2)	(1,194,750)
(45,000)	Pluralsight Inc, (2)	(937,350)
(6,000)	Splunk Inc, (2)	(1,115,040)
(4,000)	Workday Inc, (2)	(733,720)
(9,100)	Zendesk Inc, (2)	(780,325)
	Total Software	(9,372,994)
	Specialty Retail – (1.4)%
(14,300)	CarMax Inc, (2)	(1,259,115)
(11,900)	Five Below Inc, (2)	(1,245,335)
	Total Specialty Retail	(2,504,450)
	Textiles, Apparel & Luxury Goods – (1.0)%
(45,000)	Capri Holdings Ltd, (2)	(676,800)
(16,800)	Columbia Sportswear Co, (2)	(1,227,408)
	Total Textiles, Apparel & Luxury Goods	(1,904,208)
	Thrifts & Mortgage Finance – (0.6)%
(4,600)	LendingTree Inc, (2)	(1,196,092)
	Trading Companies & Distributors – (0.6)%
(29,000)	Fastenal Co	(1,196,540)
	Water Utilities – (0.6)%
(24,900)	Essential Utilities Inc	(1,089,624)
	Total Common Stocks Sold Short (proceeds $103,629,923)	(102,481,673)
	Other Assets Less Liabilities – 17.7%	32,685,229
	Net Assets – 100%	$185,079,866

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$223,589,864	$ —	$ —	$223,589,864
Short-Term Investments:
Repurchase Agreements	—	31,286,446	—	31,286,446
Common Stocks Sold Short	(102,481,673)	—	—	(102,481,673)
Total	$121,108,191	$31,286,446	$ —	$152,394,637

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, long-term investments with a value of $126,965,443 have been pledged as collateral for Common Stocks Sold Short.